Note 10 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 22, 2016	Aug. 10, 2016	Jan. 27, 2016
Long-term debt	$ 853,572,000	$ 1,058,327,000
Less: Deferred financing costs	(2,592,000)	(3,720,000)
Total long-term debt, net	850,980,000	1,054,607,000
Less: Long-term debt current portion	(207,516,000)	(199,637,000)
Add: Deferred financing costs, current portion	1,198,000	1,360,000
Total long-term debt, non-current, net	644,662,000	856,330,000
Credit Facility [Member]
Long-term debt	299,837,000	406,103,000
Loans Payable [Member]
Long-term debt	553,735,000	652,224,000
Loans Payable [Member] | Mas Shipping Co. Term Loan [Member]
Long-term debt	13,125,000	22,375,000
Loans Payable [Member] | Montes Shipping Co. and Kelsen Shipping Co. Term Loans [Member]
Long-term debt	42,000,000	54,000,000			$ 66,000,000
Loans Payable [Member] | Costamares Inc. Term Loans [Member]
Long-term debt	25,725,000	50,313,000
Loans Payable [Member] | Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co. [Member]
Long-term debt	162,983,000	178,264,000
Loans Payable [Member] | Raymond Shipping Co. and Terance Shipping Co. Term Loans [Member]
Long-term debt	105,050,000	115,964,000
Loans Payable [Member] | Costamare Inc. Term Loan 2 [Member]
Long-term debt	37,697,000	53,475,000
Loans Payable [Member] | Uriza Shipping Co. Term Loan [Member]
Long-term debt	32,500,000	36,833,000
Loans Payable [Member] | Costis Maritime Co., Christos Maritime Co. and Capetanissa Maritime Co. [Member]
Long-term debt	93,000,000	109,000,000		$ 116,500,000
Loans Payable [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member]
Long-term debt	24,480,000	32,000,000	$ 37,500,000
Loans Payable [Member] | Nerida Shipping Company Term Loan [Member]
Long-term debt	$ 17,175,000